UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.19%)
CONSUMER DISCRETIONARY – (7.11%)
Automobiles & Components – (0.98%)
9,894,836	Harley-Davidson, Inc.	$334,742,302

Consumer Durables & Apparel – (0.17%)
1,181,943	Hunter Douglas NV (Netherlands)	59,457,785

Consumer Services – (0.66%)
12,398,846	H&R Block, Inc.	227,022,870

Media – (2.15%)
6,665,881	Grupo Televisa S.A., ADR (Mexico)	138,517,007
492,636	Liberty Media - Starz, Series A *	27,279,719
16,990,603	News Corp., Class A	262,165,004
8,432,180	Walt Disney Co.	310,641,511

		738,603,241

Retailing – (3.15%)
767,019	Amazon.com, Inc. *	105,165,975
12,409,953	Bed Bath & Beyond Inc. *	570,733,739
12,690,842	CarMax, Inc. *(a)	311,813,988
6,157,835	Liberty Media Corp. - Interactive, Series A *	94,707,502

		1,082,421,204

	Total Consumer Discretionary	2,442,247,402

CONSUMER STAPLES – (14.09%)
Food & Staples Retailing – (6.43%)
20,468,571	Costco Wholesale Corp.	1,208,771,460
27,078,794	CVS Caremark Corp.	1,000,019,863

		2,208,791,323

Food, Beverage & Tobacco – (5.84%)
7,453,845	Coca-Cola Co.	398,408,015
24,945,478	Diageo PLC (United Kingdom)	425,448,123
19,607	Diageo PLC, ADR (United Kingdom)	1,336,021
8,921,576	Heineken Holding NV (Netherlands)(b)	365,190,720
2,337,852	Hershey Co.	109,902,423
2,483,980	Mead Johnson Nutrition Co.	128,198,208
3,193,015	Nestle S.A. (Switzerland)	156,237,106
6,135,987	Philip Morris International Inc.	301,154,242
3,960,154	Unilever NV, NY Shares (Netherlands)	119,834,260

		2,005,709,118

Household & Personal Products – (1.82%)
2,046,500	Natura Cosmeticos S.A. (Brazil)	43,443,607
9,400,866	Procter & Gamble Co.	584,357,830

		627,801,437

	Total Consumer Staples	4,842,301,878

ENERGY – (14.67%)
11,226,175	Canadian Natural Resources Ltd. (Canada)	863,741,905
147,629,311	China Coal Energy Co. - H (China)	222,403,215
1,601,797	ConocoPhillips	94,810,364
14,441,772	Devon Energy Corp.	972,364,509
11,531,896	EOG Resources, Inc.	1,292,956,180
13,350,845	Occidental Petroleum Corp.	1,183,685,918
19,150,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	190,811,448
3,055,625	Transocean Ltd. *	221,380,031

	Total Energy	5,042,153,570

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (29.57%)
Banks – (4.76%)
	Commercial Banks – (4.76%)
49,427,990	Wells Fargo & Co.	$1,636,560,749

Diversified Financials – (13.65%)
	Capital Markets – (6.15%)
5,631,212	Ameriprise Financial, Inc.	261,062,988
37,488,195	Bank of New York Mellon Corp.	1,167,007,511
4,339,230	Brookfield Asset Management Inc., Class A (Canada)(b)	109,956,088
8,820,810	GAM Holding Ltd. (Switzerland)*	109,567,706
1,118,549	Goldman Sachs Group, Inc.	162,413,315
8,820,627	Julius Baer Group Ltd. (Switzerland)	303,149,069

		2,113,156,677

	Consumer Finance – (4.38%)
32,644,248	American Express Co.	1,505,552,718

	Diversified Financial Services – (3.12%)
2,641,295	Bank of America Corp.	47,094,290
16,455,166	JPMorgan Chase & Co.	700,660,968
8,918,039	Moody's Corp.	220,453,924
1,140,620	Visa Inc., Class A	102,918,143

		1,071,127,325

		4,689,836,720

Insurance – (10.60%)
	Life & Health Insurance – (0.22%)
2,576,612	Principal Financial Group, Inc.	75,288,603

	Multi-line Insurance – (2.97%)
330,131	Fairfax Financial Holdings Ltd. (Canada)	124,046,723
160,877	Fairfax Financial Holdings Ltd., 144A (Canada)(c)(d)	60,974,252
22,453,401	Loews Corp. (a)	836,164,653

		1,021,185,628

	Property & Casualty Insurance – (6.33%)
11,352	Berkshire Hathaway Inc., Class A *	1,309,169,400
522,850	Berkshire Hathaway Inc., Class B *	40,259,450
86,023	Markel Corp. *	32,933,046
39,513,881	Progressive Corp. (Ohio) (a)	793,833,869

		2,176,195,765

	Reinsurance – (1.08%)
615,500	Everest Re Group, Ltd.	47,178,075
6,479,851	Transatlantic Holdings, Inc. (a)	322,242,990

		369,421,065

		3,642,091,061

Real Estate – (0.56%)
39,347,100	Hang Lung Group Ltd. (Hong Kong)	192,221,399

	Total Financials	10,160,709,929

HEALTH CARE – (10.36%)
Health Care Equipment & Services – (4.01%)
2,723,164	Baxter International Inc.	128,587,804
4,064,759	Becton, Dickinson and Co.	310,425,645
4,481,489	Cardinal Health, Inc.	155,462,853
2,529,201	CareFusion Corp. *	69,755,364
6,144,814	Express Scripts, Inc. *	615,157,329

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
1,237,417	Laboratory Corp. of America Holdings *	$97,223,854

		1,376,612,849

Pharmaceuticals, Biotechnology & Life Sciences – (6.35%)
11,507,800	Johnson & Johnson	739,951,540
24,753,882	Merck & Co., Inc.	867,376,025
34,420,775	Pfizer Inc.	575,515,358

		2,182,842,923

	Total Health Care	3,559,455,772

INDUSTRIALS – (6.17%)
Capital Goods – (1.47%)
10,395,093	ABB Ltd., ADR (Switzerland)	199,169,982
1,087,395	PACCAR Inc.	50,612,800
6,618,517	Tyco International Ltd.	256,732,275

		506,515,057

Commercial & Professional Services – (2.53%)
4,995,009	D&B Corp. (a)	384,465,843
19,238,814	Iron Mountain Inc. (a)	483,856,172

		868,322,015

Transportation – (2.17%)
87,657,414	China Merchants Holdings International Co., Ltd. (China)	304,505,112
68,904,200	China Shipping Development Co. Ltd. - H (China)(a)	102,861,174
50,099,909	Cosco Pacific Ltd. (China)	67,552,414
1,777,061	Kuehne & Nagel International AG (Switzerland)	185,968,447
4,167,000	LLX Logistica S.A. (Brazil)*	19,777,218
930,347	United Parcel Service, Inc., Class B	64,324,192

		744,988,557

	Total Industrials	2,119,825,629

INFORMATION TECHNOLOGY – (7.90%)
Semiconductors & Semiconductor Equipment – (1.70%)
22,491,495	Texas Instruments Inc.	585,003,785

Software & Services – (3.76%)
13,911,133	Activision Blizzard, Inc.	154,204,909
634,335	Google Inc., Class A *	333,346,214
26,338,038	Microsoft Corp.	804,363,681

		1,291,914,804

Technology Hardware & Equipment – (2.44%)
8,961,700	Agilent Technologies, Inc. *	324,951,242
9,859,859	Hewlett-Packard Co.	512,416,872

		837,368,114

	Total Information Technology	2,714,286,703

MATERIALS – (6.17%)
4,665,152	BHP Billiton PLC (United Kingdom)	142,428,834
4,006,593	Martin Marietta Materials, Inc. (a)	384,152,137
2,587,686	Monsanto Co.	163,179,479
714,889	Potash Corp. of Saskatchewan Inc. (Canada)	78,995,235
3,003,397	Rio Tinto PLC (United Kingdom)	155,276,893
27,141,977	Sealed Air Corp. (a)	583,552,506
19,766,924	Sino-Forest Corp. (Canada)*(a)	351,437,928
578,195	Sino-Forest Corp., 144A (Canada)*(a)(c)(d)	10,279,781

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
4,393,072	Vulcan Materials Co.	$251,635,164

	Total Materials	2,120,937,957

TELECOMMUNICATION SERVICES – (0.15%)
982,137	America Movil SAB de C.V., Series L, ADR (Mexico)	50,560,413

	Total Telecommunication Services	50,560,413

	TOTAL COMMON STOCK – (Identified cost $22,122,344,172)	33,052,479,253

CONVERTIBLE BONDS – (0.52%)
MATERIALS – (0.20%)
$61,132,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)(e)	69,499,443

	Total Materials	69,499,443

TELECOMMUNICATION SERVICES – (0.32%)
68,312,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	69,592,850
29,918,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (e)	40,277,107

	Total Telecommunication Services	109,869,957

	TOTAL CONVERTIBLE BONDS – (Identified cost $159,389,375)	179,369,400

CORPORATE BONDS – (1.05%)
CONSUMER DISCRETIONARY – (0.70%)
Automobiles & Components – (0.70%)
183,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (e)	241,635,945

	Total Consumer Discretionary	241,635,945

MATERIALS – (0.35%)
105,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (a)(e)	119,353,815

	Total Materials	119,353,815

	TOTAL CORPORATE BONDS – (Identified cost $288,000,000)	360,989,760

SHORT TERM INVESTMENTS – (1.87%)
312,908,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.20%, 05/03/10, dated 04/30/10, repurchase value of $312,913,215
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 05/03/10-04/01/39, total market value $319,166,160)	312,908,000
329,333,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.20%, 05/03/10, dated 04/30/10, repurchase value of $329,338,489
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 05/27/11-04/15/40, total market value $335,919,660)	329,333,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $642,241,000)	642,241,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (1.32%)
52,145,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.20%, 05/03/10, dated 04/30/10, repurchase value of $52,145,869
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.00%, 06/01/24, total market value $53,187,900)	52,145,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2010 (Unaudited)

Principal	Security	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (CONTINUED)
$400,000,000	Salomon Brothers Securities LLC Joint Repurchase Agreement,
	0.20%, 05/03/10, dated 04/30/10, repurchase value of $400,006,667
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 05/01/18-11/20/39, total market value $408,000,000)	$400,000,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $452,145,000)	452,145,000

	Total Investments – (100.95%) – (Identified cost $23,664,119,547) – (f)	34,687,224,413
	Liabilities Less Other Assets – (0.95%)	(327,354,773)

	Net Assets – (100.00%)	$34,359,869,640

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2010.  The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2010, amounts to $4,753,514,299.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares/Principal July 31, 2009	Gross Additions (1)	Gross Reductions	Shares/Principal April 30, 2010	Dividend/ Interest Income
CarMax, Inc.	12,656,716	34,126	–	12,690,842	$–
China Shipping Development Co. Ltd. - H	68,681,837	222,363	–	68,904,200	–
D&B Corp.	4,993,390	1,619	–	4,995,009	5,143,192
H&R Block, Inc. (2)	17,348,824	13,522	4,963,500	12,398,846	5,128,897
Iron Mountain Inc.	19,169,847	68,967	–	19,238,814	1,198,115
Loews Corp.	22,377,859	75,542	–	22,453,401	4,195,849
Martin Marietta Materials, Inc.	4,001,441	5,152	–	4,006,593	4,801,729
Progressive Corp. (Ohio)	39,386,553	127,328	–	39,513,881	6,353,051
Sealed Air Corp.	27,040,599	101,378	–	27,141,977	9,734,616
Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14	$105,000,000	–	–	$105,000,000	9,450,000
Sino-Forest Corp.	19,715,560	51,364	–	19,766,924	–
Sino-Forest Corp., 144A	–	578,195	–	578,195	–
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	$60,982,000	$150,000	–	$61,132,000	2,286,929
Transatlantic Holdings, Inc.	6,459,634	20,217	–	6,479,851	3,875,780

(1) Gross additions due entirely from in-kind subscription, with the exception of Sino-Forest Corp., 144A.
(2) Not an affiliate as of April 30, 2010.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2010 (Unaudited)

(b)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank.  Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned.  As of April 30, 2010, the Fund had on loan securities valued at $425,573,285; cash of $452,145,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(c)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $71,254,033 or 0.21% of the Fund's net assets as of April 30, 2010.

(d)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $71,254,033 or 0.21% of the Fund’s net assets as of April 30, 2010.

(e)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $470,766,310 or 1.37% of the Fund’s net assets as of April 30, 2010.

(f)	Aggregate cost for federal income tax purposes is $23,716,074,602. At April 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$11,652,198,130
	Unrealized depreciation	(681,048,319)
	Net unrealized appreciation	$10,971,149,811

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2010 (Unaudited)

Security Valuation – (Continued)

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$2,382,789,617	$59,457,785	$–	$2,442,247,402
Consumer staples	3,895,425,929	946,875,949	–	4,842,301,878
Energy	4,819,750,355	222,403,215	–	5,042,153,570
Financials	9,555,771,755	604,938,174	–	10,160,709,929
Health care	3,559,455,772	–	–	3,559,455,772
Industrials	1,458,938,482	660,887,147	–	2,119,825,629
Information technology	2,714,286,703	–	–	2,714,286,703
Materials	1,978,509,123	142,428,834	–	2,120,937,957
Telecommunication services	50,560,413	–	–	50,560,413
Convertible debt securities	–	179,369,400	–	179,369,400
Corporate debt securities	–	360,989,760	–	360,989,760
Short-term securities	–	1,094,386,000	–	1,094,386,000
Total	$30,415,488,149	$4,271,736,264	$–	$34,687,224,413

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to April 30, 2010 and through June 29 2010, which required adjustments and/or additional disclosure.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (89.97%)
CONSUMER DISCRETIONARY – (3.17%)
Consumer Services – (0.66%)
2,100	Wynn Resorts Ltd.	$185,273

Retailing – (2.51%)
5,690	Bed Bath & Beyond Inc. *	261,683
3,500	Sherwin-Williams Co.	273,245
3,700	TJX Cos., Inc.	171,458

		706,386

	Total Consumer Discretionary	891,659

CONSUMER STAPLES – (16.42%)
Food & Staples Retailing – (2.94%)
8,690	Costco Wholesale Corp.	513,188
8,490	CVS Caremark Corp.	313,536

		826,724

Food, Beverage & Tobacco – (12.73%)
5,230	Coca-Cola Co.	279,544
8,350	Mead Johnson Nutrition Co.	430,944
32,810	Nestle S.A. (Switzerland)	1,605,423
41,740	Unilever NV, NY Shares (Netherlands)	1,263,052

		3,578,963

Household & Personal Products – (0.75%)
6,480	Avon Products, Inc.	209,498

	Total Consumer Staples	4,615,185

ENERGY – (4.99%)
39,000	OGX Petroleo e Gas Participacoes S.A. (Brazil) *	388,598
1,760	Schlumberger Ltd.	125,699
2,860	Southwestern Energy Co. *	113,485
22,500	Spectra Energy Corp.	525,150
3,450	Transocean Ltd. *	249,952

	Total Energy	1,402,884

FINANCIALS – (20.54%)
Banks – (3.86%)
	Commercial Banks – (3.86%)
3,600	Toronto-Dominion Bank (Canada)	268,056
15,000	U.S. Bancorp	401,550
12,490	Wells Fargo & Co.	413,544

		1,083,150

Diversified Financials – (7.60%)
	Capital Markets – (7.17%)
48,210	Bank of New York Mellon Corp.	1,500,777
20,350	Brookfield Asset Management Inc., Class A (Canada)	515,669

		2,016,446

	Diversified Financial Services – (0.43%)
10,600	Cielo S.A. (Brazil)	102,936
51	CME Group Inc.	16,770

		119,706

		2,136,152

Insurance – (9.08%)
	Insurance Brokers – (0.74%)
4,900	Aon Corp.	208,054

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Multi-line Insurance – (4.14%)
1,781	Fairfax Financial Holdings Ltd. (Canada)	$669,210
13,300	Loews Corp.	495,292

		1,164,502

	Property & Casualty Insurance – (2.20%)
4	Berkshire Hathaway Inc., Class A *	461,300
5,770	W. R. Berkley Corp.	155,790

		617,090

	Reinsurance – (2.00%)
7,340	Everest Re Group, Ltd.	562,611

		2,552,257

	Total Financials	5,771,559

HEALTH CARE – (6.12%)
Health Care Equipment & Services – (6.12%)
5,720	Baxter International Inc.	270,098
7,180	Becton, Dickinson and Co.	548,337
8,615	CareFusion Corp. *	237,602
2,430	Laboratory Corp. of America Holdings *	190,925
15,600	UnitedHealth Group Inc.	472,836

		1,719,798

	Total Health Care	1,719,798

INDUSTRIALS – (10.31%)
Capital Goods – (4.34%)
12,910	ABB Ltd., ADR (Switzerland)	247,356
3,250	Fluor Corp.	171,730
4,120	Lockheed Martin Corp.	349,747
9,680	PACCAR Inc.	450,555

		1,219,388

Commercial & Professional Services – (2.24%)
25,070	Iron Mountain Inc.	630,510

Transportation – (3.73%)
40,950	All America Latina Logistica S.A. (Brazil)	372,690
23,940	Ryanair Holdings PLC, ADR (Ireland) *	674,151

		1,046,841

	Total Industrials	2,896,739

INFORMATION TECHNOLOGY – (25.48%)
Semiconductors & Semiconductor Equipment – (4.56%)
6,250	Altera Corp.	158,500
43,180	Texas Instruments Inc.	1,123,112

		1,281,612

Software & Services – (9.89%)
4,450	Automatic Data Processing Inc.	193,019
917	Google Inc., Class A *	481,888
34,320	Microsoft Corp.	1,048,133
7,650	Redecard S.A. (Brazil)	126,308
19,620	SAP AG, ADR (Germany)	930,969

		2,780,317

Technology Hardware & Equipment – (11.03%)
23,730	Agilent Technologies, Inc. *	860,450

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (Continued)
11,201	Cisco Systems, Inc. *	$301,811
21,790	Hewlett-Packard Co.	1,132,426
6,230	International Business Machines Corp.	803,670

		3,098,357

	Total Information Technology	7,160,286

MATERIALS – (1.74%)
4,690	Air Products and Chemicals, Inc.	360,098
1,160	Potash Corp. of Saskatchewan Inc. (Canada)	128,180

	Total Materials	488,278

TELECOMMUNICATION SERVICES – (0.61%)
3,350	America Movil SAB de C.V., Series L, ADR (Mexico)	172,458

	Total Telecommunication Services	172,458

UTILITIES – (0.59%)
14,450	AES Corp. *	166,753

	Total Utilities	166,753

	TOTAL COMMON STOCK – (Identified cost $21,669,156)	25,285,599

SHORT TERM INVESTMENTS – (10.92%)
$1,496,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.20%, 05/03/10, dated 04/30/10, repurchase value of $1,496,025
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 05/03/10-04/01/39, total market value $1,525,920)	1,496,000
1,575,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.20%, 05/03/10, dated 04/30/10, repurchase value of $1,575,026
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 05/27/11-04/15/40, total market value $1,606,500)	1,575,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $3,071,000)	3,071,000

	Total Investments – (100.89%) – (Identified cost $24,740,156) – (a)	28,356,599
	Liabilities Less Other Assets – (0.89%)	(251,342)

	Net Assets – (100.00%)	$28,105,257

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $24,798,274. At April 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$4,012,752
	Unrealized depreciation	(454,427)
	Net unrealized appreciation	$3,558,325

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2010 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$891,659	$–	$–	$891,659
Consumer staples	3,009,762	1,605,423	–	4,615,185
Energy	1,402,884	–	–	1,402,884
Financials	5,771,559	–	–	5,771,559
Health care	1,719,798	–	–	1,719,798
Industrials	2,896,739		–	2,896,739
Information technology	7,160,286	–	–	7,160,286
Materials	488,278	–	–	488,278
Telecommunication services	172,458	–	–	172,458
Utilities	166,753	–	–	166,753
Short-term securities	–	3,071,000	–	3,071,000
Total	$23,680,176	$4,676,423	$–	$28,356,599

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2010 (Unaudited)

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to April 30, 2010 and through June 29, 2010, which required adjustments and/or additional disclosure.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
 Kenneth C. Eich
 Principal Executive Officer

Date:  June 21, 2010

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date:  June 21, 2010